Pay vs Performance Disclosure pure in Millions		12 Months Ended
		Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)		Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K we are providing the following information about the relationship between executive Compensation Actually Paid (“CAP”) for our Chief Executive Officer, also referred to as our principal executive officer (“PEO”), and our other Named Executive Officers (“NEOs”) and certain financial performance metrics of the Company for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. For further information on the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, please refer to “Compensation Discussion and Analysis.”

Pay Versus Performance

Year (a)	Summary compensation table total for PEO (b)		Compensation actually paid to PEO (c)		Average summary compensation table total for non-PEO named executive officers (d)	Average compensation actually paid to non-PEO named executive officers (e)	Value of initial fixed $100 investment based on:		Net income ($ Million) (h)	Revenue ($ Million) (i)
							Total Shareholder return (f)	MSCI US Semi & Semi Equipment GICS Index (g)
	(1)	(2)	(3)	(4)	(5)
2024	4,926,253	—	5,450,366	—	1,673,424	1,571,964	233.85	152.70	130.7	866.9
2023	4,061,200	—	4,458,400	—	1,455,630	1,650,789	188.31	113.71	125.5	892.1
2022	2,924,350	2,470,279	3,238,267	388,101	1,606,992	1,850,223	166.36	102.40	118.8	824.5
2021	—	2,006,994	—	2,638,843	1,119,162	1,439,535	132.93	125.01	55.4	663.8

____________

(1)      Amounts shown reflect the total compensation reported for Dr. Lee, our CEO effective 2022, as set forth in the Summary Compensation Table (SCT) or prior year tables.

(2)      Amounts shown reflect the total compensation reported for Dr. Kirlin, our former CEO through 2022, as set forth in the SCT or prior year tables.

(3)      Amounts shown reflect the compensation actually paid to Dr. Lee, our CEO effective 2022, as set forth in the table below.

(4)      Amounts shown reflect the compensation actually paid to Dr. Kirlin, our former CEO through 2022, as set forth in the table below.

(5)     Non-PEO executives include the following individuals:

•        2024: H.K. Park, Christopher J. Progler, Eric Rivera, David Wang, Richelle Burr, John P. Jordan

•        2023: H.K. Park, Christopher J. Progler, Richelle Burr, John P. Jordan

•        2022: Christopher J. Progler, Richelle Burr, John P. Jordan

•        2021: Frank Lee, Christopher J. Progler, Richelle Burr, John P. Jordan

Compensation actually paid to PEO
Year	Summary Comp Table Total	Deduct Reported Grant Date Fair Value of Equity Awards(1)	The fair value as of the end of the covered year for all stock and option awards that were granted during the year and remain unvested as of the end of the covered year.

The change
in fair value
(whether
positive or
negative) as
of the end of
the covered
year for
any awards
granted in
any prior
fiscal year
that remain
outstanding
and
unvested as
of the end of
the covered year.

					The fair value as of the vesting date for any awards that were granted and vested in the covered fiscal year.	Forfeitures

The change in fair value (whether positive or negative) as of the vesting date of any awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year.

								Total Compensation Actually Paid (CAP)
(a)	(b)	(c)	(d)	(e)	(f)		(h)	(i)
2024 (Lee)(2)	4,926,253	(3,572,400)	2,736,000	604,950	0		755,563	5,450,366
2023 (Lee)	4,061,200	(2,011,200)	2,203,200	176,550	0		28,650	4,458,400
2022 (Lee)	2,924,350	(1,310,550)	1,216,500	173,613	0		234,354	3,238,267
2022 (Kirlin)(3)	2,470,279	(1,735,200)	0	0	0	(1,623,750)	500,570	(388,101)
2021 (Kirlin)	2,006,994	(932,450)	1,104,150	382,667	0		77,482	2,638,843

(1)      The grant date fair value of equity awards in column (c) represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(2)      Amounts shown include the compensation actually paid to Dr. Lee, our CEO.

(3)      Amounts shown include amounts actually paid to Dr. Kirlin, our former CEO.

Average Compensation actually paid to Non-PEO NEO(s)(1)
Year	Summary Comp Table Total Average	Deduct Average Reported Grant Date Fair Value of Equity Awards(2)	The fair value as of the end of the covered year for all stock and option awards that were granted during the year and remain unvested as of the end of the covered year.

The change in fair value (whether positive or negative) as of the end of the covered year for any awards granted in any prior fiscal year that remain outstanding and unvested as of the end of the covered year.

					The fair value as of the vesting date for any awards that were granted and vested in the covered fiscal year.	Forfeitures

The change in fair value (whether positive or negative) as of the vesting date of any awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year.

								Average Total Compensation Actually Paid (CAP)
(a)	(b)	(c)	(d)	(e)	(f)		(h)	(i)
2024	1,673,424	(1,057,310)	657,400	139,095	0	(206,550)	365,905	1,571,964
2023	1,455,630	(670,400)	734,400	113,688	0		17,471	1,650,789
2022	1,606,992	(848,250)	729,900	166,883	0		194,698	1,850,223
2021	1,119,162	(448,270)	474,135	158,104	58,455		77,949	1,439,535

(1)      The ‘Compensation Actually Paid’ to Non-PEO NEOs reflects amounts for all individuals who served as Non-PEO Named Executive Officers at any point during the year, including those who served only part of the year due to executive transitions. Non-PEO executives include the following individuals:

•        2024: H.K. Park, Christopher J. Progler, Eric Rivera, David Wang, Richelle Burr, John P. Jordan

•        2023: H.K. Park, Christopher J. Progler, Richelle Burr, John P. Jordan

•        2022: Christopher J. Progler, Richelle Burr, John P. Jordan

•        2021: Frank Lee, Christopher J. Progler, Richelle Burr, John P. Jordan

(2)      The grant date fair value of equity awards in column (c) represents the average of the amounts reported in the ‘Stock Awards’ and ‘Option Awards’ columns in the Summary Compensation Table for all Non-PEO NEOs for the applicable year.

Company Selected Measure Name		Revenue
Named Executive Officers, Footnote

•        2024: H.K. Park, Christopher J. Progler, Eric Rivera, David Wang, Richelle Burr, John P. Jordan

•        2023: H.K. Park, Christopher J. Progler, Richelle Burr, John P. Jordan

•        2022: Christopher J. Progler, Richelle Burr, John P. Jordan

•        2021: Frank Lee, Christopher J. Progler, Richelle Burr, John P. Jordan

Adjustment To PEO Compensation, Footnote
Compensation actually paid to PEO
Year	Summary Comp Table Total	Deduct Reported Grant Date Fair Value of Equity Awards(1)	The fair value as of the end of the covered year for all stock and option awards that were granted during the year and remain unvested as of the end of the covered year.

The change
in fair value
(whether
positive or
negative) as
of the end of
the covered
year for
any awards
granted in
any prior
fiscal year
that remain
outstanding
and
unvested as
of the end of
the covered year.

					The fair value as of the vesting date for any awards that were granted and vested in the covered fiscal year.	Forfeitures

The change in fair value (whether positive or negative) as of the vesting date of any awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year.

								Total Compensation Actually Paid (CAP)
(a)	(b)	(c)	(d)	(e)	(f)		(h)	(i)
2024 (Lee)(2)	4,926,253	(3,572,400)	2,736,000	604,950	0		755,563	5,450,366
2023 (Lee)	4,061,200	(2,011,200)	2,203,200	176,550	0		28,650	4,458,400
2022 (Lee)	2,924,350	(1,310,550)	1,216,500	173,613	0		234,354	3,238,267
2022 (Kirlin)(3)	2,470,279	(1,735,200)	0	0	0	(1,623,750)	500,570	(388,101)
2021 (Kirlin)	2,006,994	(932,450)	1,104,150	382,667	0		77,482	2,638,843

(1)      The grant date fair value of equity awards in column (c) represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(2)      Amounts shown include the compensation actually paid to Dr. Lee, our CEO.

(3)      Amounts shown include amounts actually paid to Dr. Kirlin, our former CEO.

Non-PEO NEO Average Total Compensation Amount	[1]	$ 1,673,424		$ 1,455,630	[2]	$ 1,606,992	[2]	$ 1,119,162	[2]
Non-PEO NEO Average Compensation Actually Paid Amount		$ 1,571,964	[1]	1,650,789	[3]	1,850,223	[1]	1,439,535	[3]
Compensation Actually Paid vs. Total Shareholder Return

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR, and our Peer Group TSR, in each case, over the four most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, our Net Income and our Revenue, in each case, during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, our Net Income and our Revenue, in each case, during the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR, and our Peer Group TSR, in each case, over the four most recently completed fiscal years.

Tabular List, Table

Tabular List of Financial Performance Measures

The Company considers the following to be the most important financial performance measures it uses to link actual compensation paid to its Named Executive Officers, for the periods fiscal 2021, 2022, 2023 and 2024 as set forth in the graphs above.

•        Revenue

•        Gross Margin

•        Operating Income

•        Net Income

Total Shareholder Return Amount		$ 233.85		188.31		166.36		132.93
Peer Group Total Shareholder Return Amount		152.7		113.71		102.4		125.01
Net Income (Loss)		$ 130,700,000		$ 125,500,000		$ 118,800,000		$ 55,400,000
Company Selected Measure Amount		866.9		892.1		824.5		663.8
Measure:: 1
Pay vs Performance Disclosure
Name		Revenue
Measure:: 2
Pay vs Performance Disclosure
Name		Gross Margin
Measure:: 3
Pay vs Performance Disclosure
Name		Operating Income
Measure:: 4
Pay vs Performance Disclosure
Name		Net Income
The change in fair value (whether positive or negative) as of the vesting date of any awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[1]	$ 365,905
Dr. Lee [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[5]	4,926,253	[4]	$ 4,061,200		$ 2,924,350
PEO Actually Paid Compensation Amount	[6]	5,450,366	[4]	4,458,400		3,238,267
Dr. Kirlin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[7]					2,470,279	[8]	2,006,994
PEO Actually Paid Compensation Amount	[3]					$ 388,101	[8]	$ 2,638,843
PEO | Dr. Lee [Member]
Pay vs Performance Disclosure
PEO Name		Dr. Lee		Dr. Lee		Dr. Lee		Dr. Lee
PEO | Dr. Lee [Member] | Deduct Reported Grant Date Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[9]	$ (3,572,400)	[4]	$ (2,011,200)		$ (1,310,550)
PEO | Dr. Lee [Member] | The fair value as of the end of the covered year for all stock and option awards that were granted during the year and remain unvested as of the end of the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,736,000	[4]	2,203,200		1,216,500
PEO | Dr. Lee [Member] | The change in fair value (whether positive or negative) as of the vesting date of any awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		604,950	[4]	176,550		234,354
PEO | Dr. Lee [Member] | The fair value as of the vesting date for any awards that were granted and vested in the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	[4]	0		0
PEO | Dr. Lee [Member] | The change in fair value (whether positive or negative) as of the end of the covered year for any awards granted in any prior fiscal year that remain outstanding and unvested as of the end of the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 755,563	[4]	$ 28,650		$ 173,613
PEO | Dr. Kirlin [Member]
Pay vs Performance Disclosure
PEO Name		Dr. Kirlin		Dr. Kirlin		Dr. Kirlin		Dr. Kirlin
PEO | Dr. Kirlin [Member] | Deduct Reported Grant Date Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[9]					$ (1,735,200)	[8]	$ (932,450)
PEO | Dr. Kirlin [Member] | The fair value as of the end of the covered year for all stock and option awards that were granted during the year and remain unvested as of the end of the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	[8]	0
PEO | Dr. Kirlin [Member] | The change in fair value (whether positive or negative) as of the vesting date of any awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						500,570	[8]	77,482
PEO | Dr. Kirlin [Member] | The fair value as of the vesting date for any awards that were granted and vested in the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	[8]	382,667
PEO | Dr. Kirlin [Member] | The change in fair value (whether positive or negative) as of the end of the covered year for any awards granted in any prior fiscal year that remain outstanding and unvested as of the end of the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	[8]	1,104,150
PEO | Dr. Kirlin [Member] | Forfeitures [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[8]					(1,623,750)
Non-PEO NEO | Deduct Reported Grant Date Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[1],[10]			$ (670,400)
Non-PEO NEO | The fair value as of the end of the covered year for all stock and option awards that were granted during the year and remain unvested as of the end of the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[1]	$ 657,400		734,400		729,900		474,135
Non-PEO NEO | The change in fair value (whether positive or negative) as of the vesting date of any awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[1]			17,471		194,698		77,949
Non-PEO NEO | The fair value as of the vesting date for any awards that were granted and vested in the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[1]	0		0		0		58,455
Non-PEO NEO | The change in fair value (whether positive or negative) as of the end of the covered year for any awards granted in any prior fiscal year that remain outstanding and unvested as of the end of the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[1]	139,095		$ 113,688		166,883		158,104
Non-PEO NEO | Forfeitures [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[1]	(206,550)
Non-PEO NEO | Deduct Average Reported Grant Date Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[1],[10]	$ (1,057,310)				$ (848,250)		$ (448,270)

[1]	The ‘Compensation Actually Paid’ to Non-PEO NEOs reflects amounts for all individuals who served as Non-PEO Named Executive Officers at any point during the year, including those who served only part of the year due to executive transitions. Non-PEO executives include the following individuals:

•        2024: H.K. Park, Christopher J. Progler, Eric Rivera, David Wang, Richelle Burr, John P. Jordan

•        2023: H.K. Park, Christopher J. Progler, Richelle Burr, John P. Jordan

•        2022: Christopher J. Progler, Richelle Burr, John P. Jordan

•        2021: Frank Lee, Christopher J. Progler, Richelle Burr, John P. Jordan

[2]	-PEO executives include the following individuals:

•        2024: H.K. Park, Christopher J. Progler, Eric Rivera, David Wang, Richelle Burr, John P. Jordan

•        2023: H.K. Park, Christopher J. Progler, Richelle Burr, John P. Jordan

•        2022: Christopher J. Progler, Richelle Burr, John P. Jordan

•        2021: Frank Lee, Christopher J. Progler, Richelle Burr, John P. Jordan

[3]	Amounts shown reflect the compensation actually paid to Dr. Kirlin, our former CEO through 2022, as set forth in the table below.
[4]	Amounts shown include the compensation actually paid to Dr. Lee, our CEO.
[5]	Amounts shown reflect the total compensation reported for Dr. Lee, our CEO effective 2022, as set forth in the Summary Compensation Table (SCT) or prior year tables.
[6]	Amounts shown reflect the compensation actually paid to Dr. Lee, our CEO effective 2022, as set forth in the table below.
[7]	Amounts shown reflect the total compensation reported for Dr. Kirlin, our former CEO through 2022, as set forth in the SCT or prior year tables.
[8]	Amounts shown include amounts actually paid to Dr. Kirlin, our former CEO.
[9]	The grant date fair value of equity awards in column (c) represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
[10]	The grant date fair value of equity awards in column (c) represents the average of the amounts reported in the ‘Stock Awards’ and ‘Option Awards’ columns in the Summary Compensation Table for all Non-PEO NEOs for the applicable year.